SENIOR NOTES AND LOANS	0 Months Ended
Dec. 31, 2011
Senior Notes and Loans [Abstract]
Senior Notes and Loans
NOTE 10—SENIOR NOTES AND LOANS:
a.	Senior notes and loans consisted of the following:
	Interest rate as of December 31, 2011	December 31,
		2011	2010

	%	U.S. $ in millions
Senior notes (1)(2)		$9,317	$4,101
Loans, mainly from banks (3)(4)	0.6 to 3.0	2,062	671
Debentures (4)	7.2	15	28

		11,394	4,800
Less—current portion (included under “short-term debt”)		(1,158)	(690)

		$10,236	$4,110

  In June 2010, finance subsidiaries of the Company issued an aggregate of $2.5 billion principal amount of senior notes. All such notes are guaranteed by Teva, of which $500 million were repaid at maturity in December 2011.

In March 2011, a finance subsidiary of the Company issued an aggregate of $750 million principal amount of senior notes. All such notes are guaranteed by Teva.

In November 2011, finance subsidiaries of the Company issued an aggregate of $5.0 billion principal amount of senior notes. All such notes are guaranteed by Teva.

During 2011 the Company issued the following senior notes:
	Annual
	interest	Principal
Issuer	rate	amount issued	Due
	%	(U.S. $ in millions)

Teva Pharmaceutical Finance III, B.V.	LIBOR plus 0.5	$500	March 2014

Teva Pharmaceutical Finance III, B.V. *	1.7	$250	March 2014

Teva Pharmaceutical Finance IV, LLC	LIBOR plus 0.8	$200	May 2013

Teva Pharmaceutical Finance IV, LLC	1.7	$1,000	November 2014

Teva Pharmaceutical Finance Company B.V. **	LIBOR plus 0.9	$1,100	November 2013

Teva Pharmaceutical Finance Company B.V.	2.4	$950	November 2016

Teva Pharmaceutical Finance Company B.V.	3.65	$875	November 2021

Teva Pharmaceutical Finance IV B.V. ***	3.65	$875	November 2021

* In March 2011, the Company entered into interest rate swap agreements with respect to these notes (see note 15).
** In November 2011, the Company entered into interest rate swap agreements with respect to these notes (see note 15).
*** In November 2011, the Company entered into cross currency swap agreements with respect to these notes (see note 15).

  In January 2006, $1 billion principal amount of 6.15% senior notes due 2036 and $500 million principal amount of 5.55% senior notes due 2016 were issued in connection with the acquisition of Ivax Corporation. In 2008, Teva repurchased $20 million of the senior notes.
  <>The balance as of December 31, 2011 and 2010 is mainly composed of:
  <>Loans from the European Investment Bank (EIB) denominated in Euro (mainly) and USD in the amount of $405 million and $412 million, respectively. The loans are due in 2015 and bear interest determined on the basis of Euro LIBOR (mainly) and USD LIBOR.
  <>A loan in connection with the Cephalon acquisition of $1 billion denominated in USD. The loan will mature in 4 payments starting April 2013 until October 2014 and bears interest based on LIBOR.

  The (iii.) Japan debt of $633 million mainly related to the Taiyo acquisition comprised of bank loans, capital leases and other loans.

  <>Certain loan agreements and debentures contain restrictive covenants, mainly the requirement to maintain certain financial ratios. As of December 31, 2011, the Company met all financial covenants.

  <><><>As of December 31, 2011, the required annual principal payments of long-term debt, starting with the year 2013, are as follows: 2013—$1,829 million; 2014—$2,460 million; 2015—$1,525 million; 2016—$1,495 million; 2017 and thereafter—$2,892 million. As of December 31, 2011, the fair value of the interest rate swap transactions included under senior notes and loans which were terminated were $35 million. The above does not include the convertible senior debentures described in note 11.
  The Company and certain subsidiaries entered into negative pledge agreements with certain banks and institutional investors. Under the agreements, the Company and such subsidiaries have undertaken not to register floating charges on assets in favor of any third parties without the prior consent of the banks, to maintain certain financial ratios and to fulfill other restrictions, as stipulated by the agreements.